Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/28/2013

This report contains information regarding RBC Covered Bond Programme's Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

The Guarantor LP has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme.  For defined terms, please see page 204 and following of the Global Covered Bond Prospectus ("Global Prospectus") approved by the United Kingdom Listing Authority and published on April 16, 2011 on the website of the Regulatory News Service operated by the London Stock Exchange at http://www.londonstockexchange.com/exchange/news/market-news/market-news-detail.html?announcementId=10835765 under Royal Bank of Canada and the headline "Publication of Prospectus" or the registration statement filed with the United States Securities and Exchange Commission under File No. 333-181552.  The most recent version of the prospectus filed with the SEC (the "U.S. Prospectus") is available through the SEC's EDGAR system at http://www.sec.gov/cgi-bin/browse-edgar?company=&match=&CIK=&filenum=333-181552&State=&Country=&SIC=&owner=exclude&Find=Find+Companies&action=getcompany

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless specified otherwise.

Program Information

	Initial	C$
Series	Principal Amount	Equivalent	Maturity Date	Coupon Rate	Rate Type
CB2	€1,250,000,000	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	$1,490,100,000	12/4/2015	0.625%	Fixed

Parties
Issuer	Royal Bank of Canada
Covered Bond Trustee	Computershare Trust Company of Canada
Guarantor LP	RBC Covered Bond Guarantor Limited Partnership

Royal Bank of Canada's Credit Ratings

	Moody's	Standard & Poor's	DBRS	Fitch Ratings
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A3	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable
Covered Bonds	Aaa	AAA	AAA	AAA

Events of Defaults & Test Compliance
Issuer Event of Default	No
Guarantor LP Event of Default	No

Supplementary Information

Series	Swap Provider	Translation Rate
CB2	Royal Bank of Canada	1.5070000 C$/€
CB3	Royal Bank of Canada	N/A
CB4	Royal Bank of Canada	N/A
CB5	Royal Bank of Canada	1.0051000 C$/US$
CB6	Royal Bank of Canada	N/A
CB7	Royal Bank of Canada	1.1149700 C$/CHF
CB8	Royal Bank of Canada	0.9762000 C$/US$
CB9	Royal Bank of Canada	0.9934000 C$/US$

Asset Coverage Test(1) (C$)

Outstanding Covered Bonds	$10,579,485,000

A = lesser of (i) LTV Adjusted True Balance and	$18,436,741,877	A (i)	$20,237,881,238
(ii) Asset Percentage Adjusted True Balance		A (ii)	$18,436,741,877
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-
D = Substitute Assets and/or Authorized Investments	-
Z = Negative Carry Factor calculation	$347,893,918
Total: A + B + C + D - Z	$18,088,847,959

Asset Coverage Test	Pass

(1) For further information regarding the Asset Coverage Test, please see pages 157 to 159 of the Global Prospectus or pages 116 to 119 of the U.S. Prospectus.

RBC Covered Bond Programme	Monthly Investor Report - March 28, 2013	Page 1 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/28/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$21,370,545,229
Current Month Ending Balance	$20,232,637,709
Number of Mortgage Loans in Pool	137,141
Average Loan Size	$147,532
Number of Properties	119,565
Number of Borrowers	117,062

Weighted Average LTV - Authorized	70.07%
Weighted Average LTV - Drawn	61.89%
Weighted Average Rate	3.19%
Weighted Average Original Term	56.94	(Months)
Weighted Average Remaining Term	29.90	(Months)
Weighted Average Seasoning	27.04	(Months)

Cover Pool Delinqunecy Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	136,998	99.90	$20,208,228,255	99.88
30 to 59 days past due	79	0.06	$14,392,767	0.07
60 to 89 days past due	19	0.01	$2,712,061	0.01
90 or more days past due	45	0.03	$7,304,626	0.04
Total	137,141	100.00	$20,232,637,709	100.00

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
March 28, 2013	$525,146	0.03%

Cover Pool Flow of Funds

	28-Mar-2013		28-Feb-2013
Cash Inflows
Principal Collections	$284,686,994		$272,907,935
Repurchase	$853,220,526
Interest Collections	$53,599,586		$55,546,429
Swap Interest Received	$54,164,901	1	$49,759,227	2
Cash Outflows
Swap Interest Paid	($53,599,586)	1	($55,546,429)	2
Intercompany Loan Interest	($54,056,572)	1	($49,659,709)	2
Intercompany Loan Principal	($284,686,994)	1	($272,907,935)	2
Intercompany loan Repayment	($853,220,526)	1
Net Inflows/(Outflows)	$108,330		$99,518
Notes:
1. Cash settlement to occur on April 17, 2013
2. Cash settlement occurred on March 18, 2013

Cover Pool Reserve Account

Reserve Account Balance	$0

Cover Pool Material Breaches or Representations and Warranties

Material Breaches or Representation and Warranties	Nil

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	17,355	12.65	$2,841,464,600	14.04
British Columbia	26,743	19.50	$5,123,135,637	25.32
Manitoba	4,892	3.57	$499,969,827	2.47
New Brunswick	2,008	1.46	$163,485,777	0.81
Newfoundland	1,340	0.98	$135,884,088	0.67
Northwest Territories	86	0.06	$13,753,867	0.07
Nova Scotia	3,915	2.85	$365,839,011	1.81
Nunavut	4	0.00	$724,390	0.00
Ontario	54,248	39.57	$8,187,499,403	40.48
Prince Edward Island	466	0.34	$39,626,625	0.20
Quebec	21,975	16.02	$2,379,886,811	11.76
Saskatchewan	4,018	2.93	$468,274,889	2.31
Yukon	91	0.07	$13,092,784	0.06
Total	137,141	100.00	$20,232,637,709	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 28, 2013	Page 2 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/28/2013

Cover Pool Bureau Score Distribution

Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,095	0.80	$198,661,208	0.98
499 and below	96	0.07	$6,001,414	0.03
500 - 539	40	0.03	$4,459,993	0.02
540 - 559	53	0.04	$5,582,567	0.03
560 - 579	76	0.06	$8,126,131	0.04
580 - 599	96	0.07	$12,061,460	0.06
600 - 619	163	0.12	$17,345,918	0.09
620 - 639	2,261	1.65	$350,447,855	1.73
640 - 659	3,392	2.47	$545,926,399	2.70
660 - 679	4,891	3.57	$771,462,436	3.81
680 - 699	6,624	4.83	$1,049,190,377	5.19
700 - 719	7,819	5.70	$1,232,549,670	6.09
720 - 739	8,883	6.48	$1,374,799,508	6.79
740 - 759	9,764	7.12	$1,539,953,389	7.61
760 - 779	10,278	7.49	$1,607,555,234	7.95
780 - 799	11,618	8.47	$1,793,298,666	8.86
800 and above	69,992	51.03	$9,715,215,484	48.02
Total	137,141	100.00	$20,232,637,709	100.00

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	84,364	61.52	$11,524,671,267	56.96
Variable	52,777	38.48	$8,707,966,442	43.04
Total	137,141	100.00	$20,232,637,709	100.00

Cover Pool Occupancy Type Distribution

Occupancy Code	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,221	8.91	$1,975,462,958	9.76
Owner Occupied	124,920	91.09	$18,257,174,751	90.24
Total	137,141	100.00	$20,232,637,709	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	28	0.02	$5,250,053	0.03
2.0000% - 2.4999%	24,283	17.71	$4,549,883,371	22.49
2.5000% - 2.9999%	33,378	24.34	$5,179,465,345	25.61
3.0000% - 3.4999%	21,268	15.51	$3,012,743,501	14.89
3.5000% - 3.9999%	36,567	26.66	$5,171,857,053	25.56
4.0000% - 4.4999%	13,638	9.94	$1,529,841,649	7.56
4.5000% - 4.9999%	1,504	1.10	$160,725,752	0.79
5.0000% - 5.4999%	2,611	1.90	$298,790,650	1.48
5.5000% - 5.9999%	2,897	2.11	$253,243,804	1.25
6.0000% - 6.4999%	927	0.68	$67,508,937	0.33
6.5000% - 6.9999%	30	0.02	$2,771,759	0.01
7.0000% and above	10	0.01	$555,835	0.00
Total	137,141	100.00	$20,232,637,709	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	19,155	13.97	$2,407,949,497	11.90
12.00 - 23.99	25,649	18.70	$3,587,335,447	17.73
24.00 - 35.99	44,161	32.21	$6,693,077,072	33.09
36.00 - 47.99	34,712	25.31	$5,562,514,024	27.49
48.00 - 59.99	11,025	8.04	$1,663,928,030	8.22
60.00 - 71.99	1,007	0.73	$129,744,381	0.64
72.00 - 83.99	1,248	0.91	$160,213,044	0.79
84.00 and above	184	0.13	$27,876,214	0.14
Total	137,141	100.00	$20,232,637,709	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 28, 2013	Page 3 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/28/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	59,479	43.36	$3,138,392,750	15.51
100,000 - 149,999	25,379	18.51	$3,165,110,203	15.64
150,000 - 199,999	19,449	14.18	$3,371,608,052	16.68
200,000 - 249,999	12,208	8.90	$2,725,689,566	13.47
250,000 - 299,999	7,839	5.72	$2,141,113,386	10.58
300,000 - 349,999	4,590	3.35	$1,483,112,838	7.33
350,000 - 399,999	2,744	2.00	$1,021,790,837	5.05
400,000 - 449,999	1,644	1.20	$695,372,119	3.44
450,000 - 499,999	1,102	0.80	$521,311,597	2.58
500,000 - 549,999	707	0.52	$369,978,740	1.83
550,000 - 599,999	479	0.35	$275,111,169	1.36
600,000 - 649,999	325	0.24	$202,368,283	1.00
650,000 - 699,999	262	0.19	$176,547,921	0.87
700,000 - 749,999	202	0.15	$146,375,038	0.72
750,000 - 799,999	128	0.09	$98,678,727	0.49
800,000 - 849,999	93	0.07	$76,486,644	0.38
850,000 - 899,999	61	0.04	$53,319,510	0.26
900,000 - 949,999	62	0.05	$57,399,928	0.28
950,000 - 999,999	69	0.05	$67,066,061	0.33
1,000,000 and above	319	0.23	$445,804,340	2.20
Total	137,141	100.00	$20,232,637,709	100.00

Cover Pool Property Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	14,409	10.51	$2,074,673,773	10.25
Detached	105,158	76.68	$15,549,890,518	76.85
Duplex	2,834	2.07	$409,879,468	2.03
Fourplex	706	0.51	$133,810,762	0.66
Other	327	0.24	$42,910,437	0.21
Row (Townhouse)	6,918	5.04	$1,027,042,353	5.08
Semi-detached	5,992	4.37	$863,715,955	4.27
Triplex	797	0.58	$130,714,443	0.65
Total	137,141	100.00	$20,232,637,709	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
Not Available	122	0.10	$18,033,025	0.09
20.00 and below	5,030	4.21	$159,312,606	0.79
20.01 - 25.00	1,809	1.51	$110,165,956	0.54
25.01 - 30.00	2,020	1.69	$156,731,931	0.77
30.01 - 35.00	2,355	1.97	$215,779,555	1.07
35.01 - 40.00	3,046	2.55	$325,200,779	1.61
40.01 - 45.00	3,117	2.61	$375,323,076	1.86
45.01 - 50.00	4,537	3.79	$596,230,372	2.95
50.01 - 55.00	4,998	4.18	$748,097,559	3.70
55.01 - 60.00	6,412	5.36	$1,043,753,688	5.16
60.01 - 65.00	9,589	8.02	$1,836,324,113	9.08
65.01 - 70.00	7,320	6.12	$1,458,034,714	7.21
70.01 - 75.00	21,517	18.00	$3,269,378,754	16.16
75.01 - 80.00	47,693	39.89	$9,920,271,581	49.01
Total	119,565	100.00	$20,232,637,709	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
Not Available	140	0.12	$23,042,837	0.11
20.00 and below	9,083	7.60	$369,974,205	1.83
20.01 - 25.00	3,869	3.24	$288,498,943	1.43
25.01 - 30.00	4,410	3.69	$402,169,500	1.99
30.01 - 35.00	5,020	4.20	$532,629,065	2.63
35.01 - 40.00	5,795	4.85	$701,730,149	3.47
40.01 - 45.00	6,272	5.25	$855,884,576	4.23
45.01 - 50.00	7,423	6.21	$1,104,233,037	5.46
50.01 - 55.00	8,496	7.11	$1,391,286,556	6.88
55.01 - 60.00	10,078	8.43	$1,811,214,498	8.95
60.01 - 65.00	11,485	9.61	$2,284,385,586	11.29
65.01 - 70.00	10,846	9.07	$2,243,362,463	11.09
70.01 - 75.00	15,183	12.70	$3,200,977,121	15.82
75.01 - 80.00	21,465	17.92	$5,023,249,173	24.82
Total	119,565	100.00	$20,232,637,709	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 28, 2013	Page 4 of 4